Morgan Stanley Next Generation Trust
LETTER TO THE SHAREHOLDERS - JANUARY 31, 2002

Dear Shareholder:

During the six-month period ended January 31, 2002, poor economic conditions and acts of terrorism weighed upon the U.S. equity markets. Announcements of company layoffs, which were cause for concern among consumers as well as investors even before the September 11 attacks, further eroded consumer confidence to its lowest level in more than five years. Factory orders declined and companies continued to cut prices to increase consumer spending.

By the end of 2001, the equity markets had improved dramatically from their lows registered in late September. The economic picture seemed to be improving as well, with retail sales rising dramatically. Auto sales were particularly strong, driven by low-interest-rate incentives. Consumer confidence numbers improved and home sales continued to increase. The optimism of the markets grew further as the campaign against terrorism progressed ahead of schedule. The Federal Reserve Board cut interest rates five times during the period under review, from 3.75 percent to 1.75 percent. We believe that these cuts will accelerate the economy further into recovery in 2002.

Performance and Portfolio Strategy

For the six-month period ended January 31, 2002, Morgan Stanley Next Generation Trust's Class A, B, C and D shares posted total returns of -2.44 percent, -2.77 percent, -2.77 percent and -2.28 percent, respectively. For the same period, the return of the Standard & Poor's 500 Index (S&P 500)* was -6.01 percent. The performance of the Fund's four share classes varies because each has different expenses. These total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

The Fund's three largest sector holdings during the period were consumer discretionary, technology and health care. Together they accounted for an average of 78 percent of the Fund's holdings. Consumer discretionary was the largest sector in the Fund's portfolio and the biggest contributor to its performance. The sector is broadly diversified and includes gaming, retail and restaurants. Within this sector, positive performers included Cedar Fair (amusement parks), Gtech (gaming), Tricon (restaurants) and Sonic (restaurants).

Technology was the second-worst-performing sector in the S&P 500 for the period, despite staging a significant rally in the fourth quarter. Within that area, we've focused on storage and software. Software sales typically do not grow in a negative environment for information-technology spending, so these names were especially hurt. The disruption in travel and its effects on the ability to conduct business during the last half of September also exerted a significant

---------------------
*The Standard & Poor's 500 Index (S&P 500(R)) is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

Morgan Stanley Next Generation Trust
LETTER TO THE SHAREHOLDERS - JANUARY 31, 2002 continued

negative influence on companies in that space, regardless of their size. The Fund also had exposure to semiconductor stocks, which we'd added prior to September 11 because of our view that a pickup had begun to occur in that area. These companies led during the fourth-quarter rally in technology. Among the stronger contributors were Xilinx (semiconductors), Conexant (chip sets for cell phones) and Tibco (software). While we have reduced the Fund's exposure to technology, we have maintained a presence in names that we believe are positioned to benefit when businesses resume technology-related spending.

Health care was the Fund's third-largest sector. The biotechnology issues IDEC Pharmaceuticals and Gilead Sciences were among the stronger performers. The Fund also had exposure to stable growth names in hospital management, diagnostic testing and equipment that proved resilient in the slower economic environment.

Looking Ahead

We remain cautiously optimistic about the outlook for the U.S. economy and stock market. Since World War II, the average recession has lasted 10 months. If the current recession began in March, as many economists now believe, this suggests that the current recession may be nearly over. Furthermore, the U.S. stock market historically rises as the Fed completes the process of lowering interest rates. The S&P 500 has appreciated 11 of the 12 times that the Fed has stopped reducing rates since 1954. Of course, past performance cannot guarantee future results. The Fed's January meeting was the first in a year that did not conclude with an interest-rate reduction. Although the Fed may lower rates further, they are already at historically low levels.

We remain concerned about the technology sector's near-term prospects, because we believe that valuations for many companies in that group are once again ahead of business fundamentals. We plan to continue focusing on intense fundamental company research and on holding a mix of companies that have more-predictable and stable prospects and more-cyclical names that in our view could be expected to perform well in an economic recovery.

We appreciate your ongoing support of Morgan Stanley Next Generation Trust and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                /s/ MITCHELL M. MERIN
Charles A. Fiumefreddo                    Mitchell M. Merin
Chairman of the Board                     President

Morgan Stanley Next Generation Trust
FUND PERFORMANCE - JANUARY 31, 2002

                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                 CLASS A SHARES*
--------------------------------------------------
PERIOD ENDED 1/31/02
--------------------------
1 Year                      (19.57)%(1) (23.80)%(2)
Since Inception (11/26/99)  (18.37)%(1) (20.36)%(2)

                 CLASS B SHARES**
--------------------------------------------------
PERIOD ENDED 1/31/02
--------------------------
1 Year                      (20.13)%(1) (24.12)%(2)
Since Inception (11/26/99)  (18.98)%(1) (20.10)%(2)

                 CLASS C SHARES+
--------------------------------------------------
PERIOD ENDED 1/31/02
--------------------------
1 Year                      (20.13)%(1) (20.93)%(2)
Since Inception (11/26/99)  (18.98)%(1) (18.98)%(2)

                 CLASS D SHARES++
--------------------------------------------------
PERIOD ENDED 1/31/02
--------------------------
1 Year                      (19.40)%(1)
Since Inception (11/26/99)  (18.18)%(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

---------------------

(1)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See
     the Fund's current prospectus for complete details on fees and sales charges.
 *   The maximum front-end sales charge for Class A is 5.25%.
**   The maximum contingent deferred sales charge (CDSC) for
     Class B is 5.0%. The CDSC declines to 0% after six years.
 +   The maximum contingent deferred sales charge for Class C
     shares is 1% for shares redeemed within one year of
     purchase.
++   Class D shares have no sales charge.

Morgan Stanley Next Generation Trust
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2002 (UNAUDITED)

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Common Stocks (99.7%)
              Advertising/Marketing
              Services (2.1%)
   10,600     Lamar Advertising Co.*....  $   384,462
    9,800     R.H. Donnelley Corp.*.....      271,558
                                          -----------
                                              656,020
                                          -----------
              Aerospace & Defense (1.6%)
    2,900     General Dynamics Corp. ...      259,724
    6,400     Raytheon Co. .............      244,928
                                          -----------
                                              504,652
                                          -----------
              Apparel/Footwear (0.9%)
    6,000     Coach, Inc.*..............      276,900
                                          -----------
              Apparel/Footwear Retail
              (2.8%)
    8,000     Abercrombie & Fitch Co.
               (Class A)*...............      212,400
    9,300     Hot Topic, Inc.*..........      311,829
    6,900     Limited, Inc. (The).......      127,995
    6,600     Ross Stores, Inc. ........      239,778
                                          -----------
                                              892,002
                                          -----------
              Auto Parts: O.E.M. (1.0%)
   13,200     ArvinMeritor, Inc. .......      317,460
                                          -----------
              Beverages: Non-Alcoholic
              (1.0%)
   13,800     Pepsi Bottling Group, Inc.
               (The)....................      318,090
                                          -----------
              Biotechnology (7.9%)
    8,400     Celgene Corp.*............      230,328
    7,759     CuraGen Corp.*............      126,472
    1,400     Enzon, Inc.*..............       73,752
    4,400     Genzyme Corp. (General
               Division)*...............      200,684
    8,300     Gilead Sciences, Inc.*....      542,903
    1,800     ICOS Corp.*...............       77,040

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
    9,800     IDEC Pharmaceuticals
               Corp.*...................  $   582,707
   11,500     Immunex Corp.*............      321,425
    1,350     Invitrogen Corp.*.........       72,711
    6,900     MedImmune, Inc.*..........      292,353
                                          -----------
                                            2,520,375
                                          -----------
              Broadcasting (3.3%)
   14,900     Hispanic Broadcasting
               Corp.*...................      350,746
   13,400     Radio One, Inc. (Class
               D)*......................      234,634
    5,900     Univision Communications,
               Inc. (Class A)*..........      206,382
    8,500     Westwood One, Inc.*.......      262,650
                                          -----------
                                            1,054,412
                                          -----------
              Building Products (1.0%)
   14,100     Dal-Tile International
               Inc.*....................      325,287
                                          -----------
              Cable/Satellite TV (0.8%)
    4,100     Adelphia Communications
               Corp. (Class A)*.........      105,821
   11,300     Liberty Media Corp. (Class
               A)*......................      146,900
                                          -----------
                                              252,721
                                          -----------
              Casino/Gaming (2.4%)
    3,500     Ameristar Casinos,
               Inc. ....................      102,550
   13,200     GTECH Holdings Corp.*.....      672,012
                                          -----------
                                              774,562
                                          -----------
              Computer Communications
              (2.4%)
    3,659     Brocade Communications
               Systems, Inc.*...........      133,188
    7,669     Emulex Corp.*.............      352,851
   24,269     Finisar Corp.*............      285,646
                                          -----------
                                              771,685
                                          -----------
              Computer Peripherals
              (0.8%)
    5,439     QLogic Corp.*.............      266,130
                                          -----------

                       See Notes to Financial Statements

Morgan Stanley Next Generation Trust
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2002 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Data Processing Services
              (1.9%)
    1,800     Affiliated Computer
               Services, Inc. (Class
               A)*......................  $   172,170
    7,500     Concord EFS, Inc.*........      218,625
    6,100     Global Payments Inc. .....      219,112
                                          -----------
                                              609,907
                                          -----------
              Discount Stores (3.4%)
   12,750     BJ's Wholesale Club,
               Inc.*....................      606,262
   11,000     Dollar Tree Stores,
               Inc.*....................      363,110
    2,400     Fred's, Inc. .............      103,416
                                          -----------
                                            1,072,788
                                          -----------
              Electronic Production
              Equipment (2.1%)
    9,300     Celestica, Inc.*..........      392,460
    2,300     KLA-Tencor Corp.*.........      131,744
    3,100     Novellus Systems, Inc.*...      132,401
                                          -----------
                                              656,605
                                          -----------
              Finance/Rental/Leasing
              (1.1%)
    2,900     Capital One Financial
               Corp. ...................      145,493
      600     White Mountains Insurance
               Group, Inc. .............      200,100
                                          -----------
                                              345,593
                                          -----------
              Financial Publishing/
              Services (1.3%)
   13,500     SunGard Data Systems
               Inc.*....................      404,865
                                          -----------
              Food Distributors (0.5%)
    6,000     ARAMARK Corp. (Class
               B)*......................      153,000
                                          -----------
              Food: Meat/Fish/Dairy
              (0.5%)
    3,700     Dreyer's Grand Ice Cream,
               Inc. ....................      142,820
                                          -----------
              Food: Specialty/Candy
              (0.5%)
    2,300     Hershey Foods Corp. ......      161,851
                                          -----------
              Home Building (1.4%)
    1,800     NVR, Inc. ................      431,946
                                          -----------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Home Furnishings (1.1%)
    9,800     Furniture Brands
               International, Inc.*.....  $   360,346
                                          -----------
              Hospital/Nursing
              Management (2.7%)
    7,000     Community Health Care*....      164,430
    5,200     Tenet Healthcare Corp.*...      331,708
   11,300     Triad Hospitals, Inc.*....      358,210
                                          -----------
                                              854,348
                                          -----------
              Hotels/Resorts/
              Cruiselines (2.6%)
   18,100     Carnival Corp. ...........      489,424
    6,300     P & O Princess Cruises PLC
               (ADR) (United Kingdom)...      143,325
    5,200     Starwood Hotels & Resorts
               Worldwide, Inc. .........      178,100
                                          -----------
                                              810,849
                                          -----------
              Information Technology
              Services (1.0%)
    2,829     Citrix Systems, Inc.*.....       48,800
    8,689     PeopleSoft, Inc.*.........      282,306
                                          -----------
                                              331,106
                                          -----------
              Insurance Brokers/
              Services (0.5%)
    3,200     ChoicePoint Inc.*.........      168,320
                                          -----------
              Internet Retail (0.3%)
   13,300     dElia*s Corp. (Class
               A)*......................      104,405
                                          -----------
              Internet Software/
              Services (1.3%)
    6,000     Openwave Systems Inc.*....       38,820
    5,300     Quest Software, Inc.*.....      126,299
   66,400     Vignette Corp.*...........      247,008
                                          -----------
                                              412,127
                                          -----------
              Investment Banks/
              Brokers (0.7%)
    3,300     Lehman Brothers Holdings,
               Inc. ....................      213,741
                                          -----------

                       See Notes to Financial Statements

Morgan Stanley Next Generation Trust
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2002 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Investment Managers (1.0%)
    4,500     Affiliated Managers Group,
               Inc.*....................  $   309,510
                                          -----------
              Life/Health Insurance
              (1.1%)
    6,800     Lincoln National Corp. ...      350,200
                                          -----------
              Managed Health Care (0.6%)
    5,200     Oxford Health Plans,
               Inc. ....................      192,296
                                          -----------
              Medical Distributors
              (2.2%)
    8,200     AmerisourceBergen
               Corp. ...................      530,786
    3,000     Andrx Group*..............      176,220
                                          -----------
                                              707,006
                                          -----------
              Medical Specialties (2.0%)
    4,500     Applera Corp. - Applied
               Biosystems Group.........      100,485
    8,200     Biomet, Inc. .............      264,778
    7,900     Zimmer Holdings, Inc.* ...      256,987
                                          -----------
                                              622,250
                                          -----------
              Miscellaneous Commercial
              Services (1.5%)
   13,300     Forrester Research,
               Inc.*....................      226,632
    5,900     Sabre Holdings Corp.
               (Class A)*...............      263,612
                                          -----------
                                              490,244
                                          -----------
              Movies/Entertainment
              (2.7%)
   35,100     Cedar Fair, L.P. .........      852,579
                                          -----------
              Multi-Line Insurance
              (1.1%)
    6,000     Loews Corp. ..............      362,700
                                          -----------
              Oilfield Services/
              Equipment (1.5%)
   15,200     BJ Services Co.*..........      471,200
                                          -----------
              Other Consumer Services
              (4.8%)
   11,900     Career Education Corp.*...      392,700
   11,400     DeVry, Inc.*..............      347,814
    2,500     Education Management
               Corp.*...................       91,875

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
    3,550     Hotel Reservations
               Network, Inc. (Class
               A)*......................  $   198,694
    5,800     ServiceMaster Co. ........       82,476
   10,800     Weight Watchers
               International, Inc.*.....      418,500
                                          -----------
                                            1,532,059
                                          -----------
              Packaged Software (3.5%)
    5,200     Adobe Systems, Inc.*......      175,240
    6,639     Intuit Inc.*..............      260,581
    9,909     Micromuse Inc.*...........      107,909
   10,339     SmartForce PLC (ADR)
               (Ireland)*...............      180,519
   13,600     TIBCO Software, Inc.*.....      217,736
    3,600     VERITAS Software Corp.*...      153,180
                                          -----------
                                            1,095,165
                                          -----------
              Personnel Services (1.3%)
   10,300     AMN Healthcare Services,
               Inc.*....................      241,020
    6,300     Robert Half International,
               Inc.*....................      165,186
                                          -----------
                                              406,206
                                          -----------
              Pharmaceuticals: Generic
              Drugs (0.3%)
    4,800     IVAX Corp.*...............       93,600
                                          -----------
              Pharmaceuticals: Other
              (1.0%)
    3,800     Forest Laboratories,
               Inc.*....................      315,020
                                          -----------
              Recreational Products
              (2.9%)
    5,800     International Game
               Technology*..............      381,640
   28,400     Mattel, Inc. .............      539,600
                                          -----------
                                              921,240
                                          -----------
              Regional Banks (0.7%)
    5,600     Commerce Bancorp, Inc. ...      228,200
                                          -----------
              Restaurants (7.3%)
   18,800     AFC Enterprises, Inc.*....      566,444
    4,000     CBRL Group, Inc. .........      122,400
    2,300     Cheesecake Factory, Inc.
               (The)*...................       82,570

                       See Notes to Financial Statements

Morgan Stanley Next Generation Trust
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2002 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
   10,000     Famous Dave's of
               America*.................  $    79,800
   12,200     Jack in the Box Inc.*.....      341,600
   13,300     Sonic Corp.*..............      505,400
   11,100     Tricon Global Restaurants,
               Inc.*....................      619,380
                                          -----------
                                            2,317,594
                                          -----------
              Semiconductors (4.5%)
   15,200     Agere Systems, Inc. (Class
               A)*......................       77,824
   10,150     Altera Corp.*.............      254,968
   28,229     Conexant Systems, Inc.*...      368,106
    9,500     Lattice Semiconductor
               Corp.....................      212,230
    6,599     Micrel, Inc.*.............      155,736
    8,200     Xilinx, Inc.*.............      355,470
                                          -----------
                                            1,424,334
                                          -----------
              Services to the Health
              Industry (4.1%)
    7,900     AdvancePCS*...............      243,873
    6,900     Express Scripts, Inc.
               (Class A)*...............      315,951
    4,700     Laboratory Corp. of
               America Holdings*........      382,580
    5,400     Quest Diagnostics Inc.*...      374,166
                                          -----------
                                            1,316,570
                                          -----------
              Specialty
              Telecommunications (0.8%)
    5,800     Commonwealth Telephone
               Enterprises, Inc.*.......      231,362
   47,400     FLAG Telecom Holdings Ltd.
               (Bermuda)*...............       31,284
                                          -----------
                                              262,646
                                          -----------
              Telecommunication
              Equipment (3.1%)
   48,250     ADC Telecommunications,
               Inc.*....................      235,460
    7,900     Harris Corp. .............      276,421
   10,700     RF Micro Devices, Inc.*...      195,917
   18,500     Tellabs, Inc.*............      286,010
                                          -----------
                                              993,808
                                          -----------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Tobacco (0.3%)
    3,500     Loews Corp. - Carolina
               Group....................  $    98,000
                                          -----------
              Wireless
              Telecommunications (0.5%)
   12,400     Leap Wireless
               International, Inc.*.....      144,956
                                          -----------
              Total Common Stocks
              (Cost $28,948,733)........   31,672,296
                                          -----------
PRINCIPAL
AMOUNT IN
-----------
              Short-Term Investment (1.0%)
              Repurchase Agreement
  $   311     The Bank of New York
               1.688% due 02/01/02
               (dated 01/31/02; proceeds
               $311,074) (a)
               (Cost $311,060)..........      311,060
                                          -----------

Total Investments
(Cost $29,259,793) (b).......   100.7%     31,983,356
Liabilities in Excess of
Other Assets.................    (0.7)%      (232,626)
                                -----     -----------
Net Assets...................   100.0%    $31,750,730
                                =====     ===========

---------------------------------------------------

    ADR  American Depository Receipt.
    *    Non-income producing security.
    (a)  Collateralized by $317,281 Federal Home Adjusted
         Rate Mortgage 5.129% due 01/01/32 valued at
         $317,281.
    (b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
         The aggregate gross unrealized appreciation is $4,148,202 and the aggregate gross unrealized depreciation is $1,424,639, resulting in net unrealized appreciation of $2,723,563.

                       See Notes to Financial Statements

Morgan Stanley Next Generation Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
January 31, 2002 (unaudited)

Assets:
Investments in securities, at value
 (cost $29,259,794).....................  $ 31,983,356
Receivable for:
    Investments sold....................       616,092
    Dividends...........................        18,279
    Foreign withholding taxes
     reclaimed..........................         9,309
    Shares of beneficial interest
     sold...............................         3,025
Prepaid expenses and other assets.......        43,606
                                          ------------
    Total Assets........................    32,673,667
                                          ------------
Liabilities:
Payable for:
    Investments purchased...............       793,740
    Distribution fee....................        21,903
    Investment management fee...........        20,324
    Shares of beneficial interest
     repurchased........................        19,853
Accrued expenses and other payables.....        67,117
                                          ------------
    Total Liabilities...................       922,937
                                          ------------
    Net Assets..........................  $ 31,750,730
                                          ============
Composition of Net Assets:
Paid-in-capital.........................  $ 52,682,110
Net unrealized appreciation.............     2,722,983
Accumulated net investment loss.........      (394,176)
Accumulated net realized loss...........   (23,260,187)
                                          ------------
    Net Assets..........................  $ 31,750,730
                                          ============
Class A Shares:
Net Assets..............................    $1,836,211
Shares Outstanding (unlimited
 authorized, $.01 par value)............       286,445
    Net Asset Value Per Share...........         $6.41
                                                 =====
    Maximum Offering Price Per Share,
     (net asset value plus 5.54% of net
     asset value).......................          $6.77
                                                  =====
Class B Shares:
Net Assets..............................   $21,989,278
Shares Outstanding (unlimited
 authorized, $.01 par value)............     3,483,883
    Net Asset Value Per Share...........         $6.31
                                                 =====
Class C Shares:
Net Assets..............................    $3,182,044
Shares Outstanding (unlimited
 authorized, $.01 par value)............       504,340
    Net Asset Value Per Share...........         $6.31
                                                 =====
Class D Shares:
Net Assets..............................    $4,743,197
Shares Outstanding (unlimited
 authorized, $.01 par value)............       736,588
    Net Asset Value Per Share...........         $6.44
                                                 =====

Statement of Operations
For the six months ended January 31, 2002 (unaudited)

Net Investment Loss:

Income
Dividends (net of $263 foreign
 withholding tax)........................  $    59,027
Interest.................................        8,812
                                           -----------
    Total Income.........................       67,839
                                           -----------
Expenses
Investment management fee................      117,266
Distribution fee (Class A shares)........        2,231
Distribution fee (Class B shares)........      111,586
Distribution fee (Class C shares)........       15,856
Transfer agent fees and expenses.........       92,330
Professional fees........................       33,716
Shareholder reports and notices..........       29,799
Registration fees........................       27,337
Custodian fees...........................       21,451
Trustees' fees and expenses..............        6,171
Other....................................        4,046
                                           -----------
    Total Expenses.......................      461,789
                                           -----------
    Net Investment Loss..................     (393,950)
                                           -----------
Net Realized and Unrealized Gain (Loss):
Net realized loss........................   (3,917,274)
Net change in unrealized depreciation....    3,167,747
                                           -----------
    Net Loss.............................     (749,527)
                                           -----------
Net Decrease.............................  $(1,143,477)
                                           ===========

                       See Notes to Financial Statements

Morgan Stanley Next Generation Trust
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets
                                                                FOR THE SIX      FOR THE YEAR
                                                               MONTHS ENDED         ENDED
                                                                JANUARY 31,        JULY 31,
                                                                  2002               2001
                                                                -----------      ------------
                                                                (unaudited)

Increase (Decrease) in Net Assets:

Operations:
Net investment loss.........................................    $  (393,950)     $   (914,743)
Net realized loss...........................................     (3,917,274)      (11,098,826)
Net change in unrealized depreciation.......................      3,167,747        (3,140,300)
                                                                -----------      ------------
    Net Decrease............................................     (1,143,477)      (15,153,869)
Net decrease from transactions in shares of beneficial
  interest..................................................     (2,605,986)      (10,228,975)
                                                                -----------      ------------
    Net Decrease............................................     (3,749,463)      (25,382,844)
Net Assets:
Beginning of period.........................................     35,500,193        60,883,037
                                                                -----------      ------------
End of Period
(Including accumulated net investment losses of $394,176 and
$226, respectively).........................................    $31,750,730      $ 35,500,193
                                                                ===========      ============

                       See Notes to Financial Statements

Morgan Stanley Next Generation Trust
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2002 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Next Generation Trust (the "Fund"), is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term growth of capital. The Fund seeks to achieve its objective by investing primarily in common stocks of companies which manufacture products or provide services for children, teenagers and/or young adults. The Fund was organized as a Massachusetts business trust on July 8, 1999 and commenced operations on November 26, 1999.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); and (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more

Morgan Stanley Next Generation Trust
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2002 (UNAUDITED) continued

than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, or U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Foreign Currency Translation -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

F. Forward Foreign Currency Contracts -- The Fund may enter into forward contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange

Morgan Stanley Next Generation Trust
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2002 (UNAUDITED) continued

transactions. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. Investment Management Agreement

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.75% to the net assets of the Fund determined as of the close of each business day.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

Morgan Stanley Next Generation Trust
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2002 (UNAUDITED) continued

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, totaled approximately $5,686,523 at January 31, 2002.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended January 31, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended January 31, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of approximately $68,309 and $107, respectively and received approximately $95,922 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended January 31, 2002 aggregated $26,103,195 and $29,247,535, respectively.

For the six months ended January 31, 2002, the Fund incurred brokerage commissions of $1,942, with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

Morgan Stanley Next Generation Trust
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2002 (UNAUDITED) continued

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                              FOR THE SIX                FOR THE YEAR
                                                              MONTHS ENDED                   ENDED
                                                            JANUARY 31, 2002             JULY 31, 2001
                                                        ------------------------   -------------------------
                                                              (unaudited)
                                                          SHARES       AMOUNT        SHARES        AMOUNT
                                                        ----------   -----------   ----------   ------------
CLASS A SHARES
Sold..................................................      34,184   $   210,924       46,123   $    349,495
Redeemed..............................................     (51,462)     (316,348)    (127,667)      (998,955)
                                                        ----------   -----------   ----------   ------------
Net decrease - Class A................................     (17,278)     (105,424)     (81,544)      (649,460)
                                                        ----------   -----------   ----------   ------------
CLASS B SHARES
Sold..................................................   1,012,359     5,539,356      604,700      4,699,463
Redeemed..............................................  (1,540,885)   (8,627,636)  (2,180,728)   (16,962,047)
                                                        ----------   -----------   ----------   ------------
Net decrease - Class B................................    (528,526)   (3,088,280)  (1,576,028)   (12,262,584)
                                                        ----------   -----------   ----------   ------------
CLASS C SHARES
Sold..................................................      21,288       127,316      168,490      1,104,165
Redeemed..............................................     (69,729)     (414,016)    (357,574)    (2,503,337)
                                                        ----------   -----------   ----------   ------------
Net decrease - Class C................................     (48,441)     (286,700)    (189,084)    (1,399,172)
                                                        ----------   -----------   ----------   ------------
CLASS D SHARES
Sold..................................................     170,225     1,002,906      798,140      5,589,753
Redeemed..............................................     (21,109)     (128,488)    (213,174)    (1,507,512)
                                                        ----------   -----------   ----------   ------------
Net increase - Class D................................     149,116       874,418      584,966      4,082,241
                                                        ----------   -----------   ----------   ------------
Net decrease in Fund..................................    (445,129)  $(2,605,986)  (1,261,690)  $(10,228,975)
                                                        ==========   ===========   ==========   ============

---------------------
   * Commencement of operations.

6. Federal Income Tax Status

At July 31, 2001, the Fund had a net capital loss carryover of approximately $7,490,000 which will be available through July 31, 2009 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $11,853,000 during fiscal 2001.

As of July 31, 2001, the Fund had temporary book/tax differences attributable to post-October losses.

Morgan Stanley Next Generation Trust
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2002 (UNAUDITED) continued

7. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At January 31, 2002, there were no outstanding forward contracts.

Morgan Stanley Next Generation Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                   FOR THE PERIOD
                                                                FOR THE SIX      FOR THE YEAR    NOVEMBER 26, 1999*
                                                                MONTHS ENDED         ENDED            THROUGH
                                                              JANUARY 31, 2002   JULY 31, 2001     JULY 31, 2000
                                                              ----------------   -------------   ------------------
                                                                (unaudited)
Class A Shares++
Selected Per Share Data:

Net asset value, beginning of period........................        $6.57            $9.10             $10.00
                                                                    -----            -----             ------

Loss from investment operations:
    Net investment loss.....................................        (0.06)           (0.11)             (0.05)
    Net realized and unrealized loss........................        (0.10)           (2.42)             (0.83)
                                                                    -----            -----             ------

Total loss from investment operations.......................        (0.16)           (2.53)             (0.88)
                                                                    -----            -----             ------

Less dividends from net investment income...................           --               --              (0.02)
                                                                    -----            -----             ------

Net asset value, end of period..............................        $6.41            $6.57             $ 9.10
                                                                    =====            =====             ======

Total Return+...............................................        (2.44)%(1)      (27.80)%            (8.83)%(1)

Ratios to Average Net Assets(3):
Expenses....................................................         2.37 %(2)        1.97 %             1.70 %(2)

Net investment loss.........................................        (1.94)%(2)       (1.37)%            (0.75)%(2)

Supplemental Data:
Net assets, end of period, in thousands.....................       $1,836           $1,995             $3,506

Portfolio turnover rate.....................................           85 %(1)         278 %               40 %(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Next Generation Trust
FINANCIAL HIGHLIGHTS continued

                                                                                                   FOR THE PERIOD
                                                                FOR THE SIX      FOR THE YEAR    NOVEMBER 26, 1999*
                                                                MONTHS ENDED         ENDED            THROUGH
                                                              JANUARY 31, 2002   JULY 31, 2001     JULY 31, 2000
                                                              ----------------   -------------   ------------------
                                                                (unaudited)
Class B Shares++
Selected Per Share Data:

Net asset value, beginning of period........................       $ 6.49            $ 9.06            $10.00
                                                                   ------            ------            ------

Loss from investment operations:
    Net investment loss.....................................        (0.08)            (0.16)            (0.10)
    Net realized and unrealized loss........................        (0.10)            (2.41)            (0.83)
                                                                   ------            ------            ------

Total loss from investment operations.......................        (0.18)            (2.57)            (0.93)
                                                                   ------            ------            ------

Less dividends from net investment income...................           --                --             (0.01)
                                                                   ------            ------            ------

Net asset value, end of period..............................       $ 6.31            $ 6.49            $ 9.06
                                                                   ======            ======            ======

Total Return+...............................................        (2.77)%(1)       (28.37)%           (9.30)%(1)

Ratios to Average Net Assets(3):
Expenses....................................................         3.12 %(2)         2.73 %            2.45 %(2)

Net investment loss.........................................        (2.69)%(2)        (2.13)%           (1.50)%(2)

Supplemental Data:
Net assets, end of period, in thousands.....................      $21,989           $26,045           $50,633

Portfolio turnover rate.....................................           85 %(1)          278 %              40 %(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Next Generation Trust
FINANCIAL HIGHLIGHTS continued

                                                                                                   FOR THE PERIOD
                                                                FOR THE SIX      FOR THE YEAR    NOVEMBER 26, 1999*
                                                                MONTHS ENDED         ENDED            THROUGH
                                                              JANUARY 31, 2002   JULY 31, 2001     JULY 31, 2000
                                                              ----------------   -------------   ------------------
                                                                (unaudited)
Class C Shares++
Selected Per Share Data:

Net asset value, beginning of period........................        $6.49            $9.06             $10.00
                                                                    -----            -----             ------

Loss from investment operations:
    Net investment loss.....................................        (0.08)           (0.16)             (0.10)
    Net realized and unrealized loss........................        (0.10)           (2.41)             (0.83)
                                                                    -----            -----             ------

Total loss from investment operations.......................        (0.18)           (2.57)             (0.93)
                                                                    -----            -----             ------

Less dividends from net investment income...................           --               --              (0.01)
                                                                    -----            -----             ------

Net asset value, end of period..............................        $6.31            $6.49             $ 9.06
                                                                    =====            =====             ======

Total Return+...............................................        (2.77)%(1)      (28.37)%            (9.30)%(1)

Ratios to Average Net Assets(3):
Expenses....................................................         3.12 %(2)        2.73 %             2.45 %(2)

Net investment loss.........................................        (2.69)%(2)       (2.13)%            (1.50)%(2)

Supplemental Data:
Net assets, end of period, in thousands.....................       $3,182           $3,588             $6,722

Portfolio turnover rate.....................................           85 %(1)         278 %               40 %(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Next Generation Trust
FINANCIAL HIGHLIGHTS continued

                                                                                                   FOR THE PERIOD
                                                                FOR THE SIX      FOR THE YEAR    NOVEMBER 26, 1999*
                                                                MONTHS ENDED         ENDED            THROUGH
                                                              JANUARY 31, 2002   JULY 31, 2001     JULY 31, 2000
                                                              ----------------   -------------   ------------------
                                                                (unaudited)
Class D Shares++
Selected Per Share Data:

Net asset value, beginning of period........................        $6.59            $9.11             $10.00
                                                                    -----            -----             ------

Loss from investment operations:
    Net investment loss.....................................        (0.05)           (0.10)             (0.04)
    Net realized and unrealized loss........................        (0.10)           (2.42)             (0.83)
                                                                    -----            -----             ------

Total loss from investment operations.......................        (0.15)           (2.52)             (0.87)
                                                                    -----            -----             ------

Less dividends from net investment income...................           --               --              (0.02)
                                                                    -----            -----             ------

Net asset value, end of period..............................        $6.44            $6.59             $ 9.11
                                                                    =====            =====             ======

Total Return+...............................................        (2.28)%(1)      (27.66)%            (8.71)%(1)

Ratios to Average Net Assets(3):
Expenses....................................................         2.12 %(2)        1.73 %             1.45 %(2)

Net investment loss.........................................        (1.69)%(2)       (1.13)%            (0.50)%(2)

Supplemental Data:
Net assets, end of period, in thousands.....................       $4,743           $3,872                $23

Portfolio turnover rate.....................................           85 %(1)         278 %               40 %(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Dennis Lynch
Vice President

David Cohen
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.

MORGAN STANLEY
NEXT GENERATION TRUST


Semiannual Report
January 31, 2002